Average Annual Total Returns - ETF Shares - Vanguard Intermediate-Term Treasury Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg Barclays U.S. Treasury 3-10 Year Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Treasury 3-10 Year Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Treasury 3-10 Year Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	6.31%	2.37%	3.22%	5.34%	1.58%	2.42%	3.73%	1.46%	2.18%	6.22%	2.31%	3.21%	6.43%	2.46%	3.36%	6.43%	2.46%	3.33%	8.87%	3.07%	3.78%